Quarterly Report
March 31, 2021
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	19

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.4% †
U.S. Treasuries - 23.6%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$2,984,000	$2,437,555
1.25%, 05/15/50 (a)	1,655,000	1,250,818
2.25%, 08/15/46 (a)	1,602,000	1,556,693
3.00%, 08/15/48 (a)	3,000,000	3,370,781
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	3,668,800	3,657,946
0.25%, 07/31/25 (a)	4,722,400	4,619,098
0.38%, 01/31/26 (a)	5,354,000	5,220,568
0.50%, 03/15/23 (a)	2,217,000	2,231,376
0.63%, 08/15/30 (a)	7,199,900	6,526,034
0.75%, 01/31/28 (a)	13,672,000	13,108,030
1.38%, 01/31/22 (a)	7,961,000	8,047,763
1.63%, 02/15/26 (a)	1,134,000	1,172,715
2.63%, 02/15/29 (a)	1,602,000	1,733,164
		54,932,541
Agency Mortgage Backed - 24.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	6,869,540	7,250,161
4.50%, 06/01/33 - 02/01/35 (a)	9,215	10,409
5.00%, 07/01/35 (a)	73,465	83,849
5.50%, 01/01/38 - 04/01/39 (a)	126,109	145,038
6.00%, 06/01/33 - 11/01/37 (a)	274,156	315,372
7.00%, 01/01/27 - 08/01/36 (a)	62,969	72,698
7.50%, 11/01/29 - 09/01/33 (a)	6,488	7,241
8.00%, 11/01/30 (a)	2,781	3,147
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	5,424,841	5,591,944
2.50%, 03/01/51	4,000,000	4,126,319
3.50%, 08/01/45 - 01/01/48 (a)	6,280,274	6,758,583
4.00%, 01/01/41 - 01/01/50 (a)	3,873,193	4,213,795
4.50%, 07/01/33 - 12/01/48 (a)	1,851,088	2,053,159
5.00%, 03/01/34 - 05/01/39 (a)	171,273	195,168
5.50%, 12/01/32 - 01/01/39 (a)	443,882	505,654
6.00%, 06/01/21 - 05/01/41 (a)	1,007,955	1,161,911
6.50%, 05/01/21 - 08/01/36 (a)	49,713	55,205
7.00%, 10/01/32 - 02/01/34 (a)	8,219	9,096
7.50%, 12/01/26 - 03/01/33 (a)	33,965	38,367
8.00%, 06/01/24 - 10/01/31 (a)	8,042	8,797
8.50%, 04/01/30 (a)	1,757	2,105
9.00%, 12/01/22 (a)	268	271
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%, 04/01/37 (a)(b)	2,236	2,291
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 04/01/36 - 04/01/51 (c)	$10,613,248	$10,863,936
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	6,411,693	6,795,642
3.50%, 08/20/48 (a)	1,601,303	1,700,072
4.00%, 01/20/41 - 04/20/43 (a)	1,007,446	1,111,300
4.50%, 08/15/33 - 03/20/41 (a)	452,498	507,120
5.00%, 08/15/33 (a)	26,820	29,615
6.00%, 04/15/27 - 09/15/36 (a)	126,139	143,867
6.50%, 03/15/24 - 09/15/36 (a)	49,555	55,172
7.00%, 11/15/27 - 10/15/36 (a)	33,488	37,557
7.50%, 03/15/23 - 11/15/31 (a)	10,280	10,939
8.00%, 09/15/27 - 06/15/30 (a)	21,208	22,831
9.00%, 12/15/21 (a)	32	32
Government National Mortgage Assoc. TBA
2.50%, 04/01/51 (c)	2,781,000	2,869,102
		56,757,765
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	719,927	2,685
2.51%, 07/25/29 (a)	745,000	785,295
4.05%, 09/25/28 (a)(b)	300,000	348,563
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	83,745	3,129
5.50%, 06/15/33 (a)(d)	25,951	4,076
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.49%, 08/15/25 (a)(b)(d)	17,954	313
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (e)	482	459
8.00%, 02/01/23 - 07/01/24 (a)(d)	1,083	98
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d)	158,197	5,406
5.00%, 02/25/40 - 09/25/40 (a)(d)	66,794	7,091
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.89%, 07/25/38 (a)(b)(d)	25,842	3,438
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.44%, 11/25/41 (a)(b)(d)	2,646,114	523,693
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (e)	26,332	23,532
4.50%, 08/25/35 - 01/25/36 (a)(d)	49,561	7,642
5.00%, 03/25/38 - 05/25/38 (a)(d)	30,095	5,582
5.50%, 12/25/33 (a)(d)	8,533	1,354
6.00%, 01/25/35 (a)(d)	32,351	6,203

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
7.50%, 11/25/23 (a)(d)	$2,155	$151
8.00%, 08/25/23 - 07/25/24 (a)(d)	1,949	187
8.50%, 07/25/22 (a)(d)	100	2
8.50%, 07/25/22 (a)(d)**	1	—
9.00%, 05/25/22 (a)(d)	50	1
		1,728,900
Asset Backed - 1.7%
Ally Auto Receivables Trust 2018-1
2.35%, 06/15/22	3,661	3,663
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24	664,000	672,789
BMW Floorplan Master Owner Trust 2018-1
3.15%, 05/15/23 (f)	333,000	334,034
CarMax Auto Owner Trust
3.13%, 06/15/23	100,857	102,151
Chase Funding Trust Series 2004-1
4.99%, 11/25/33 (g)	116,380	116,380
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (f)	487,000	507,947
Ford Credit Auto Owner Trust
0.56%, 10/15/24	941,000	944,181
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	151,986	152,476
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	155,411	155,671
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (f)	918,000	929,983
Securitized Term Auto Receivables Trust 2018-1
3.30%, 11/25/22 (f)	124,438	125,607
		4,044,882
Corporate Notes - 37.6%
3M Co.
3.13%, 09/19/46 (a)	27,000	26,780
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	458,000	445,996
2.50%, 02/10/41 (a)(f)	86,000	78,049
2.80%, 02/10/51 (a)(f)	59,000	52,921
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	31,425
4.90%, 11/30/46 (a)	66,000	85,880
AbbVie Inc.
2.60%, 11/21/24 (a)	138,000	145,602
2.95%, 11/21/26 (a)	149,000	158,613
3.20%, 05/14/26 - 11/21/29 (a)	196,000	209,129
3.25%, 10/01/22 (a)	80,000	82,691
3.45%, 03/15/22 (a)	198,000	202,574
4.05%, 11/21/39 (a)	64,000	71,345
4.25%, 11/21/49 (a)	92,000	104,140
4.63%, 10/01/42 (a)	11,000	12,877
4.70%, 05/14/45 (a)	21,000	24,882
4.88%, 11/14/48 (a)	16,000	19,562
5.00%, 12/15/21 (a)	185,000	188,680
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	247,000	268,249
	Principal Amount	Fair Value
Aetna Inc.
3.50%, 11/15/24 (a)	$64,000	$69,155
Aircastle Ltd.
4.25%, 06/15/26 (a)	107,000	112,674
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	203,000	218,426
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	239,660
3.80%, 09/23/49 (a)(f)	207,000	215,615
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	64,000	58,038
4.70%, 07/01/30 (a)	31,000	36,074
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (a)	200,000	215,588
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(f)	111,000	113,994
2.95%, 01/25/30 (a)(f)	70,000	71,447
3.80%, 01/25/50 (a)(f)	52,000	52,470
Ally Financial Inc.
5.75%, 11/20/25 (a)	95,000	107,939
Alphabet Inc.
1.10%, 08/15/30 (a)	64,000	58,877
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	143,000	135,434
4.00%, 02/04/61 (a)	70,000	65,057
4.25%, 08/09/42 (a)	8,000	8,126
4.45%, 05/06/50 (a)	39,000	40,351
4.50%, 05/02/43 (a)	31,000	32,655
Amazon.com Inc.
1.50%, 06/03/30 (a)	47,000	44,755
2.50%, 06/03/50 (a)	55,000	49,221
2.70%, 06/03/60 (a)	43,000	38,274
3.15%, 08/22/27 (a)	23,000	25,144
4.05%, 08/22/47 (a)	24,000	27,964
4.25%, 08/22/57 (a)	16,000	19,252
Ameren Corp.
2.50%, 09/15/24 (a)	197,000	207,301
3.65%, 02/15/26 (a)	41,000	44,757
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	205,000	211,636
4.38%, 04/22/49 (a)	200,000	228,790
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	32,000	34,981
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	51,000	49,712
3.25%, 03/01/50 (a)	43,000	39,981
American Express Co.
3.00%, 10/30/24 (a)	52,000	55,850
American International Group Inc.
4.25%, 03/15/29 (a)	61,000	68,689
4.50%, 07/16/44 (a)	64,000	72,851
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	16,000	17,852
American Tower Corp.
1.50%, 01/31/28 (a)	172,000	164,253
2.90%, 01/15/30 (a)	63,000	64,308
3.70%, 10/15/49 (a)	35,000	35,394

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.80%, 08/15/29 (a)	$75,000	$81,739
American Water Capital Corp.
2.95%, 09/01/27 (a)	48,000	51,162
Amgen Inc.
2.45%, 02/21/30 (a)	28,000	28,190
3.15%, 02/21/40 (a)	104,000	103,670
3.38%, 02/21/50 (a)	27,000	26,868
4.56%, 06/15/48 (a)	55,000	65,536
4.66%, 06/15/51 (a)	16,000	19,477
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	102,000	112,099
4.70%, 02/01/36 (a)	29,000	34,007
4.90%, 02/01/46 (a)	65,000	77,251
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	69,000	74,722
4.00%, 04/13/28 (a)	17,000	18,953
4.35%, 06/01/40 (a)	68,000	76,663
4.38%, 04/15/38 (a)	98,000	111,448
4.50%, 06/01/50 (a)	54,000	61,429
4.60%, 04/15/48 (a)	36,000	41,274
4.75%, 04/15/58 (a)	32,000	36,954
5.55%, 01/23/49 (a)	67,000	86,404
Anthem Inc.
2.88%, 09/15/29 (a)	35,000	36,311
3.30%, 01/15/23 (a)	63,000	66,163
3.60%, 03/15/51	63,000	65,297
3.70%, 09/15/49 (a)	35,000	36,528
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	105,000	102,999
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	85,000	87,104
Apple Inc.
2.20%, 09/11/29 (a)	50,000	50,516
2.65%, 02/08/51 (a)	104,000	95,168
2.80%, 02/08/61 (a)	141,000	126,790
2.95%, 09/11/49 (a)	43,000	41,538
3.35%, 02/09/27 (a)	24,000	26,383
3.45%, 02/09/45 (a)	95,000	101,103
3.85%, 08/04/46 (a)	67,000	75,398
Applied Materials Inc.
4.35%, 04/01/47 (a)	39,000	46,658
Aptiv PLC
4.40%, 10/01/46 (a)	27,000	28,815
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	35,000	36,912
Ares Capital Corp.
3.25%, 07/15/25 (a)	451,000	465,468
Ascension Health
4.85%, 11/15/53 (a)	82,000	109,652
AstraZeneca PLC
4.00%, 01/17/29 (a)	23,000	25,805
4.38%, 08/17/48 (a)	13,000	15,313
AT&T Inc.
1.70%, 03/25/26	565,000	565,051
2.30%, 06/01/27 (a)	104,000	106,030
2.75%, 06/01/31 (a)	212,000	211,199
3.30%, 02/01/52 (a)	70,000	63,493
3.85%, 06/01/60 (a)	96,000	91,860
4.35%, 03/01/29 (a)	76,000	85,898
4.45%, 04/01/24 (a)	48,000	52,727
	Principal Amount	Fair Value
4.50%, 05/15/35 (a)	$71,000	$80,041
4.55%, 03/09/49 (a)	35,000	38,387
4.75%, 05/15/46 (a)	22,000	25,227
4.80%, 06/15/44 (a)	56,000	63,875
4.85%, 03/01/39 (a)	58,000	67,399
5.15%, 11/15/46 (a)	11,000	13,358
5.25%, 03/01/37 (a)	49,000	59,189
5.35%, 12/15/43 (a)	39,000	44,693
5.45%, 03/01/47 (a)	59,000	73,784
Athene Holding Ltd.
4.13%, 01/12/28 (a)	45,000	48,947
6.15%, 04/03/30 (a)	104,000	127,004
Avangrid Inc.
3.15%, 12/01/24 (a)	95,000	102,209
Avery Dennison Corp.
2.65%, 04/30/30 (a)	35,000	35,181
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	155,000	153,439
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	3,226
3.95%, 04/21/25 (a)	69,000	75,641
4.18%, 11/25/27 (a)	130,000	144,611
4.25%, 10/22/26 (a)	103,000	115,371
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	295,000	294,068
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	80,000	81,703
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	38,000	40,877
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	50,000	53,607
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	173,000	188,350
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	140,000	153,185
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	31,000	33,746
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	67,000	75,951
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	21,000	23,675

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	$141,000	$141,453
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	64,000	74,771
Barclays PLC
4.84%, 05/09/28 (a)	200,000	223,160
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	238,000	234,411
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	11,000	14,151
BAT Capital Corp.
2.26%, 03/25/28 (a)	51,000	50,159
2.73%, 03/25/31 (a)	103,000	100,106
3.98%, 09/25/50 (a)	66,000	61,971
4.39%, 08/15/37 (a)	71,000	74,534
4.54%, 08/15/47 (a)	31,000	31,251
4.70%, 04/02/27 (a)	66,000	74,350
4.91%, 04/02/30 (a)	69,000	78,712
BAT International Finance PLC
1.67%, 03/25/26 (a)	66,000	65,317
Baxter International Inc.
3.95%, 04/01/30 (a)(f)	30,000	33,756
Bayer US Finance II LLC
3.50%, 06/25/21 (a)(f)	416,000	417,810
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	15,000	14,175
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	74,000	75,925
3.70%, 06/06/27 (a)	53,000	58,417
3.73%, 12/15/24 (a)	3,000	3,277
4.67%, 06/06/47 (a)	11,000	13,146
4.69%, 12/15/44 (a)	9,000	10,719
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	23,000	24,874
3.70%, 07/15/30	78,000	86,435
3.80%, 07/15/48 (a)	26,000	27,871
4.25%, 10/15/50	69,000	79,536
6.13%, 04/01/36 (a)	14,000	18,985
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	70,000	65,565
2.85%, 10/15/50 (a)	53,000	49,030
4.25%, 01/15/49 (a)	40,000	46,289
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	177,000	187,218
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	16,000	20,680
Biogen Inc.
2.25%, 05/01/30 (a)	32,000	30,780
3.15%, 05/01/50 (a)	18,000	16,555
Block Financial LLC
3.88%, 08/15/30 (a)	32,000	32,973
BNP Paribas S.A. 2.84% - USD 5 year swap rate
5.13%, 12/31/99 (a)(b)(f)	200,000	206,652
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	67,000	74,224
	Principal Amount	Fair Value
Boston Scientific Corp.
4.70%, 03/01/49 (a)	$26,000	$31,525
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	82,000	74,946
3.02%, 01/16/27 (a)	85,000	90,817
3.38%, 02/08/61 (a)	140,000	129,877
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	104,000	111,458
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	134,000	142,212
BPCE S.A.
4.50%, 03/15/25 (a)(f)	238,000	261,698
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	3,000	3,171
4.70%, 06/22/47 (a)	2,000	2,049
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	72,000	67,243
2.35%, 11/13/40 (a)	38,000	34,557
2.55%, 11/13/50 (a)	47,000	41,839
3.20%, 06/15/26 (a)	54,000	58,811
3.40%, 07/26/29 (a)	67,000	73,188
4.13%, 06/15/39 (a)	53,000	61,667
4.25%, 10/26/49 (a)	53,000	62,431
4.35%, 11/15/47 (a)	2,000	2,377
4.55%, 02/20/48 (a)	18,000	21,981
5.00%, 08/15/45 (a)	17,000	21,845
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	140,000	137,361
3.90%, 03/15/27 (a)	32,000	34,828
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	27,000	29,294
Broadcom Inc.
3.15%, 11/15/25 (a)	177,000	188,556
3.42%, 04/15/33 (f)	16,000	15,999
4.15%, 11/15/30 (a)	105,000	113,292
4.30%, 11/15/32 (a)	69,000	75,108
Brown-Forman Corp.
4.00%, 04/15/38 (a)	12,000	13,545
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	18,000	19,725
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	64,000	73,098
4.55%, 09/01/44 (a)	92,000	110,072
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	15,000	15,384
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	73,000	79,028
4.95%, 06/01/47 (a)	13,000	15,065
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	217,000	239,802
Capital One Financial Corp.
3.75%, 07/28/26 (a)	118,000	128,121
4.75%, 07/15/21 (a)	173,000	175,118
Cardinal Health Inc.
2.62%, 06/15/22 (a)	43,000	44,017
3.08%, 06/15/24 (a)	24,000	25,531

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Carrier Global Corp.
2.72%, 02/15/30 (a)	$66,000	$66,620
3.38%, 04/05/40 (a)	43,000	42,989
3.58%, 04/05/50 (a)	66,000	65,057
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	99,000	101,447
3.80%, 08/15/42 (a)	18,000	20,268
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(f)	209,000	225,216
Centene Corp.
3.38%, 02/15/30 (a)	127,000	128,234
4.25%, 12/15/27 (a)	370,000	388,911
5.38%, 08/15/26 (a)(f)	551,000	582,176
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	171,000	175,566
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	94,000	89,229
3.70%, 04/01/51	141,000	131,787
4.46%, 07/23/22 (a)	125,000	130,325
4.80%, 03/01/50 (a)	34,000	36,607
5.05%, 03/30/29 (a)	37,000	42,550
5.75%, 04/01/48 (a)	39,000	47,310
6.38%, 10/23/35 (a)	11,000	14,253
6.48%, 10/23/45 (a)	20,000	26,216
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	177,000	201,787
Chevron Corp.
2.24%, 05/11/30 (a)	34,000	33,892
2.98%, 05/11/40 (a)	51,000	50,661
3.08%, 05/11/50 (a)	37,000	35,767
Chevron USA Inc.
3.85%, 01/15/28 (a)	126,000	140,458
3.90%, 11/15/24 (a)	32,000	35,255
4.20%, 10/15/49 (a)	35,000	40,111
5.05%, 11/15/44 (a)	13,000	16,579
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	74,000	77,698
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	49,000	58,234
Cigna Corp.
2.40%, 03/15/30 (a)	64,000	63,396
3.25%, 04/15/25 (a)	53,000	56,920
3.40%, 03/01/27 - 03/15/51 (a)	92,000	94,653
3.75%, 07/15/23 (a)	18,000	19,239
3.88%, 10/15/47 (a)	15,000	16,052
4.13%, 11/15/25 (a)	90,000	100,401
4.38%, 10/15/28 (a)	25,000	28,614
4.80%, 08/15/38 (a)	23,000	27,603
4.90%, 12/15/48 (a)	13,000	15,928
Cisco Systems Inc.
5.90%, 02/15/39 (a)	35,000	49,441
Citigroup Inc.
4.75%, 05/18/46 (a)	38,000	45,030
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	51,000	52,748
CitiGroup Inc.
4.13%, 07/25/28 (a)	420,000	463,558
	Principal Amount	Fair Value
4.45%, 09/29/27 (a)	$16,000	$17,995
4.65%, 07/23/48 (a)	95,000	116,532
CitiGroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	458,000	467,513
CitiGroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	53,000	54,587
CitiGroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	31,000	33,613
CitiGroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	191,000	192,557
Citrix Systems Inc.
1.25%, 03/01/26 (a)	245,000	241,457
CME Group Inc.
3.75%, 06/15/28 (a)	30,000	33,396
CMS Energy Corp.
4.88%, 03/01/44 (a)	113,000	135,322
CNA Financial Corp.
3.45%, 08/15/27 (a)	22,000	24,011
3.90%, 05/01/29 (a)	65,000	71,801
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	143,000	146,884
4.88%, 04/01/21 (a)	80,000	80,000
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	460,905
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	77,144
Comcast Corp.
2.65%, 08/15/62 (a)	52,000	44,222
2.80%, 01/15/51 (a)	60,000	55,007
3.10%, 04/01/25 (a)	76,000	81,997
3.20%, 07/15/36 (a)	64,000	66,751
3.25%, 11/01/39 (a)	86,000	88,681
3.38%, 08/15/25 (a)	4,000	4,359
3.45%, 02/01/50 (a)	51,000	52,384
3.97%, 11/01/47 (a)	75,000	83,984
4.15%, 10/15/28 (a)	60,000	68,615
4.60%, 08/15/45 (a)	39,000	47,406
4.70%, 10/15/48 (a)	31,000	38,304
CommonSpirit Health
4.35%, 11/01/42	130,000	143,471
Conagra Brands Inc.
5.30%, 11/01/38 (a)	27,000	33,392
5.40%, 11/01/48 (a)	19,000	24,331
ConocoPhillips
4.30%, 08/15/28 (a)(f)	50,000	56,644
4.88%, 10/01/47 (a)(f)	32,000	39,094
ConocoPhillips Co.
4.30%, 11/15/44 (a)	63,000	71,799
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	60,000	63,668
3.35%, 04/01/30 (a)	28,000	30,059
3.88%, 06/15/47 (a)	33,000	34,920
3.95%, 04/01/50 (a)	47,000	50,947
Constellation Brands Inc.
3.15%, 08/01/29 (a)	141,000	147,703
3.70%, 12/06/26 (a)	63,000	69,189

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.50%, 05/09/47 (a)	$50,000	$56,968
Continental Resources Inc.
3.80%, 06/01/24	471,000	482,474
4.50%, 04/15/23 (a)	254,000	262,603
Corning Inc.
4.38%, 11/15/57 (a)	33,000	36,116
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(f)	130,000	119,344
Corporate Office Properties LP
2.25%, 03/15/26 (a)	95,000	96,704
2.75%, 04/15/31 (a)	59,000	57,042
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	69,000	65,767
Credit Agricole SA (1.25% fixed rate until 01/26/26; 0.89% + SOFR thereafter)
1.25%, 01/26/27 (a)(b)(f)	454,000	443,862
Credit Suisse AG
2.95%, 04/09/25 (a)	250,000	264,630
Credit Suisse Group AG 3.73% + SOFRRATE
4.19%, 04/01/31 (a)(b)(f)	272,000	295,811
Crown Castle International Corp.
3.30%, 07/01/30 (a)	193,000	201,704
4.15%, 07/01/50 (a)	28,000	29,873
5.20%, 02/15/49 (a)	44,000	53,530
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	107,000	125,435
CubeSmart LP
4.38%, 02/15/29 (a)	92,000	102,693
Cummins Inc.
1.50%, 09/01/30 (a)	71,000	66,013
2.60%, 09/01/50 (a)	71,000	63,458
CVS Health Corp.
3.00%, 08/15/26 (a)	71,000	75,858
3.25%, 08/15/29 (a)	57,000	60,328
3.63%, 04/01/27 (a)	67,000	73,566
3.75%, 04/01/30 (a)	49,000	53,459
3.88%, 07/20/25 (a)	32,000	35,367
4.25%, 04/01/50 (a)	34,000	38,235
4.30%, 03/25/28 (a)	12,000	13,621
4.78%, 03/25/38 (a)	38,000	44,872
5.00%, 12/01/24 (a)	73,000	82,846
5.13%, 07/20/45 (a)	40,000	49,164
5.30%, 12/05/43 (a)	71,000	88,749
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(f)	104,000	112,949
5.45%, 06/15/23 (a)(f)	46,000	50,272
6.02%, 06/15/26 (a)(f)	17,000	20,116
8.10%, 07/15/36 (a)(f)	9,000	13,190
8.35%, 07/15/46 (a)(f)	13,000	19,788
Deutsche Bank AG
3.30%, 11/16/22 (a)	205,000	212,866
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	194,073
Devon Energy Corp.
5.00%, 06/15/45 (a)	23,000	25,173
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	63,000	64,376
3.25%, 11/15/39 (a)	35,000	35,728
3.40%, 11/15/49 (a)	16,000	16,261
	Principal Amount	Fair Value
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	$110,000	$116,062
3.13%, 03/24/31	155,000	154,826
3.25%, 12/01/26 (a)	60,000	63,191
3.50%, 12/01/29 (a)	51,000	53,007
4.40%, 03/24/51	85,000	87,110
Digital Realty Trust LP
3.60%, 07/01/29 (a)	111,000	119,838
Discover Bank
2.70%, 02/06/30 (a)	250,000	252,502
Discovery Communications LLC
2.95%, 03/20/23 (a)	117,000	122,211
3.95%, 03/20/28 (a)	41,000	44,777
4.95%, 05/15/42 (a)	13,000	14,749
5.00%, 09/20/37 (a)	16,000	18,659
Dollar General Corp.
3.50%, 04/03/30 (a)	42,000	45,328
4.13%, 04/03/50 (a)	61,000	67,615
Dollar Tree Inc.
4.00%, 05/15/25 (a)	63,000	69,557
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	81,000	86,431
3.38%, 04/01/30 (a)	104,000	110,790
Dover Corp.
2.95%, 11/04/29 (a)	70,000	73,457
DTE Energy Co.
2.85%, 10/01/26 (a)	30,000	31,816
3.85%, 12/01/23 (a)	38,000	40,893
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	38,000	41,859
Duke Energy Corp.
3.55%, 09/15/21 (a)	62,000	62,389
3.75%, 09/01/46 (a)	13,000	13,149
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	137,533
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	43,000	48,765
Duke Realty LP
3.05%, 03/01/50 (a)	28,000	25,848
3.25%, 06/30/26 (a)	31,000	33,547
3.38%, 12/15/27 (a)	26,000	28,354
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	133,000	133,620
5.32%, 11/15/38 (a)	18,000	22,590
5.42%, 11/15/48 (a)	18,000	23,460
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	89,000	96,337
Eastman Chemical Co.
3.50%, 12/01/21 (a)	84,000	85,698
3.60%, 08/15/22 (a)	31,000	32,096
4.65%, 10/15/44 (a)	69,000	80,192
Eaton Corp.
3.10%, 09/15/27 (a)	35,000	37,749
Ecolab Inc.
1.30%, 01/30/31 (a)	70,000	64,000
2.13%, 08/15/50 (a)	71,000	58,020
Edison International
4.95%, 04/15/25 (a)	148,000	165,371
5.75%, 06/15/27 (a)	21,000	24,528
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	51,000	50,892

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Electronic Arts Inc.
1.85%, 02/15/31 (a)	$86,000	$81,173
2.95%, 02/15/51 (a)	63,000	58,118
Eli Lilly & Co.
3.95%, 03/15/49 (a)	64,000	72,774
Emera US Finance LP
4.75%, 06/15/46 (a)	13,000	14,555
Emerson Electric Co.
1.80%, 10/15/27 (a)	44,000	44,186
2.75%, 10/15/50 (a)	37,000	34,211
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	104,000	100,510
1.78%, 03/17/31 (a)(f)	80,000	74,604
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	10,000	11,931
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	177,000	189,978
Enel Finance International N.V.
3.63%, 05/25/27 (a)(f)	273,000	295,719
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	84,000	88,635
4.50%, 04/15/24 (a)	56,000	61,027
4.95%, 06/15/28 (a)	21,000	23,507
5.30%, 04/15/47 (a)	71,000	74,375
6.13%, 12/15/45 (a)	14,000	16,023
6.50%, 02/01/42 (a)	59,000	70,379
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	273,785
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	39,000	41,997
Entergy Louisiana LLC
4.00%, 03/15/33 (a)	24,000	27,338
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	84,000	89,416
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	31,000	31,179
EOG Resources Inc.
4.15%, 01/15/26 (a)	7,000	7,871
4.38%, 04/15/30 (a)	78,000	89,680
4.95%, 04/15/50 (a)	35,000	42,847
5.10%, 01/15/36 (a)	23,000	27,277
Equinix Inc.
1.25%, 07/15/25 (a)	119,000	118,028
2.15%, 07/15/30 (a)	100,000	94,963
Equinor ASA
3.25%, 11/18/49 (a)	50,000	49,025
ERP Operating LP
4.50%, 07/01/44 (a)	27,000	31,994
Essex Portfolio LP
2.65%, 03/15/32 (a)	36,000	35,418
Eversource Energy
3.45%, 01/15/50 (a)	67,000	67,281
Exelon Corp.
3.50%, 06/01/22 (a)	68,000	70,132
4.05%, 04/15/30 (a)	104,000	115,644
4.45%, 04/15/46 (a)	69,000	79,266
	Principal Amount	Fair Value
4.70%, 04/15/50 (a)	$69,000	$82,743
Expedia Group Inc.
2.95%, 03/15/31 (a)(f)	78,000	76,877
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	212,000	215,839
3.45%, 04/15/51 (a)	112,000	112,892
FedEx Corp.
3.80%, 05/15/25 (a)	364,000	401,332
4.10%, 02/01/45 (a)	137,000	147,696
Fidelity National Information Services Inc.
0.60%, 03/01/24 (a)	155,000	154,166
1.65%, 03/01/28 (a)	78,000	76,193
2.25%, 03/01/31 (a)	90,000	88,419
3.10%, 03/01/41 (a)	19,000	18,684
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	84,000	89,071
Fiserv Inc.
3.50%, 07/01/29 (a)	27,000	29,120
4.40%, 07/01/49 (a)	27,000	31,183
Florida Power & Light Co.
2.85%, 04/01/25 (a)	163,000	173,901
4.13%, 02/01/42 (a)	48,000	55,314
Flowers Foods Inc.
2.40%, 03/15/31 (a)	82,000	80,009
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	56,859
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	237,000	240,977
3.22%, 01/09/22 (a)	215,000	217,537
3.34%, 03/28/22 (a)	200,000	202,478
5.88%, 08/02/21 (a)	302,000	306,159
Fox Corp.
3.50%, 04/08/30 (a)	70,000	74,609
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	220,000	219,771
General Dynamics Corp.
4.25%, 04/01/50 (a)	51,000	61,169
General Mills Inc.
2.88%, 04/15/30 (a)	39,000	40,260
3.00%, 02/01/51 (a)(f)	45,000	42,096
General Motors Co.
5.20%, 04/01/45 (a)	10,000	11,515
5.40%, 10/02/23 - 04/01/48 (a)	43,000	49,204
6.13%, 10/01/25 (a)	135,000	159,029
6.80%, 10/01/27 (a)	55,000	68,383
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	268,000	263,045
2.35%, 01/08/31 (a)	68,000	64,958
3.45%, 01/14/22 - 04/10/22 (a)	286,000	292,211
3.55%, 04/09/21 (a)	187,000	187,064
4.20%, 11/06/21 (a)	346,000	353,460
5.25%, 03/01/26 (a)	53,000	60,731
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	180,000	183,094
3.60%, 03/01/25 (a)(f)	261,000	282,613
Gilead Sciences Inc.
1.20%, 10/01/27 (a)	47,000	45,024
1.65%, 10/01/30 (a)	39,000	36,559
2.60%, 10/01/40 (a)	51,000	46,908
2.80%, 10/01/50 (a)	75,000	66,790
2.95%, 03/01/27 (a)	10,000	10,633

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50%, 02/01/25 (a)	$29,000	$31,414
3.65%, 03/01/26 (a)	30,000	32,965
4.15%, 03/01/47 (a)	28,000	31,131
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	76,000	80,751
3.63%, 05/15/25 (a)	71,000	78,003
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	78,000	85,281
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(f)	174,000	183,227
4.95%, 11/15/21 (a)(f)	65,000	66,774
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	152,000	150,924
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	223,000	227,043
2.60%, 10/15/25 (a)(f)	163,000	165,595
Grupo Televisa SAB
5.00%, 05/13/45 (a)	204,000	224,302
Halliburton Co.
3.80%, 11/15/25 (a)	4,000	4,402
5.00%, 11/15/45 (a)	32,000	35,536
HCA Inc.
4.13%, 06/15/29 (a)	36,000	39,880
4.50%, 02/15/27 (a)	71,000	79,671
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	175,000	171,981
3.20%, 06/01/50 (a)(f)	36,000	34,213
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	55,000	51,279
Hess Corp.
5.60%, 02/15/41 (a)	13,000	15,013
5.80%, 04/01/47 (a)	10,000	11,882
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	14,000	18,275
Highwoods Realty LP
4.13%, 03/15/28 (a)	38,000	41,239
4.20%, 04/15/29 (a)	97,000	105,741
Honeywell International Inc.
2.70%, 08/15/29 (a)	3,000	3,140
Hormel Foods Corp.
1.80%, 06/11/30 (a)	141,000	135,559
HSBC Holdings PLC
4.25%, 03/14/24 (a)	222,000	241,512
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	324,199
HSBC Holdings PLC (4.00% fixed rate until 09/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	200,000	198,800
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	468,426
HSBC Holdings PLC 3.61% -
6.50%, 12/31/99 (a)(b)	205,000	228,636
HSBC Holdings PLC 3.75% -
6.00%, 12/31/99 (a)(b)	465,000	508,798
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	140,000	140,210
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	268,000	261,370
	Principal Amount	Fair Value
3.10%, 04/05/22 (a)(f)	$53,000	$54,214
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	264,000	279,262
3.50%, 02/11/23 - 07/26/26 (a)(f)	490,000	515,374
ING Groep N.V. (1.02% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.02%, 04/01/27 (b)(c)	470,000	470,799
ING Groep N.V. (1.73% fixed rate until 04/01/26; 0.92% + SOFR thereafter)
1.73%, 04/01/27 (b)(c)	200,000	200,160
ING Groep N.V. (2.73% fixed rate until 04/01/31; 1.12% + SOFR thereafter)
2.73%, 04/01/32 (b)(c)	205,000	204,811
Ingredion Inc.
2.90%, 06/01/30 (a)	74,000	75,654
3.90%, 06/01/50 (a)	34,000	36,140
Intel Corp.
2.45%, 11/15/29 (a)	140,000	143,277
2.88%, 05/11/24 (a)	16,000	17,095
3.10%, 02/15/60 (a)	64,000	60,584
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	35,000	32,032
2.65%, 09/15/40 (a)	35,000	32,378
3.00%, 09/15/60 (a)	66,000	58,970
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	278,887
4.15%, 05/15/39 (a)	150,000	171,340
4.25%, 05/15/49 (a)	150,000	172,951
International Paper Co.
4.40%, 08/15/47 (a)	51,000	59,564
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	227,000	244,865
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	175,000	179,168
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	250,000	234,905
Jabil Inc.
3.95%, 01/12/28 (a)	46,000	51,267
Jefferies Group LLC
5.13%, 01/20/23 (a)	53,000	57,183
John Deere Capital Corp.
2.45%, 01/09/30 (a)	174,000	177,544
Johnson & Johnson
3.63%, 03/03/37 (a)	33,000	37,274
Johnson Controls International PLC
4.50%, 02/15/47 (a)	18,000	21,175
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	167,000	181,507
3.63%, 12/01/27 (a)	24,000	26,069
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	115,000	117,047
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	41,000	45,325

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	$78,000	$85,970
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	117,000	129,349
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	44,000	49,097
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	278,000	320,684
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	179,000	180,860
JPMorgan Chase & Co. 0.95% + 3 month USD LIBOR
3.51%, 01/23/29 (a)(b)	32,000	34,653
JPMorgan Chase & Co. 1.46% + 3 month USD LIBOR
4.03%, 07/24/48 (a)(b)	49,000	54,707
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
3.68%, 12/29/49 (a)(b)	47,000	46,845
JPMorgan Chase & Co. 6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	138,000	149,186
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	158,746
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	79,000	83,576
3.80%, 05/01/50 (a)	59,000	62,768
4.50%, 11/15/45 (a)	28,000	32,411
4.60%, 05/25/28 (a)	10,000	11,556
KeyCorp
2.25%, 04/06/27 (a)	211,000	216,507
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	11,000	11,918
5.00%, 03/01/43 (a)	27,000	30,395
6.38%, 03/01/41 (a)	27,000	34,466
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	26,000	29,340
KLA Corp.
3.30%, 03/01/50 (a)	70,000	68,016
4.10%, 03/15/29 (a)	141,000	158,858
4.65%, 11/01/24 (a)	89,000	99,539
Kohl's Corp.
3.38%, 05/01/31	105,000	105,102
4.25%, 07/17/25 (a)	177,000	193,849
5.55%, 07/17/45 (a)	66,000	74,984
9.50%, 05/15/25 (a)	43,000	55,851
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	52,000	57,549
Lear Corp.
4.25%, 05/15/29 (a)	44,000	48,741
Leidos Inc.
2.95%, 05/15/23 (a)(f)	180,000	188,188
	Principal Amount	Fair Value
3.63%, 05/15/25 (a)(f)	$51,000	$55,353
4.38%, 05/15/30 (a)(f)	139,000	154,375
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	33,000	33,570
Life Storage LP
2.20%, 10/15/30 (a)	96,000	90,998
Lincoln National Corp.
3.63%, 12/12/26 (a)	24,000	26,442
4.35%, 03/01/48 (a)	35,000	39,019
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%, 07/09/25 (a)(b)	285,000	310,063
Lloyds Banking Group PLC 1.00% - 1 year CMT
2.44%, 02/05/26 (a)(b)	200,000	207,612
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	32,000	35,323
4.50%, 05/15/36 (a)	64,000	77,352
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	43,000	40,902
1.70%, 10/15/30 (a)	33,000	30,878
3.00%, 10/15/50 (a)	66,000	61,643
3.70%, 04/15/46 (a)	12,000	12,524
4.05%, 05/03/47 (a)	36,000	39,501
Lsega Financing PLC
3.20%, 04/06/41 (c)(f)	200,000	198,312
LYB International Finance BV
4.88%, 03/15/44 (a)	14,000	16,373
LYB International Finance II BV
3.50%, 03/02/27 (a)	13,000	14,109
LYB International Finance III LLC
1.25%, 10/01/25 (a)	51,000	50,401
3.63%, 04/01/51 (a)	67,000	66,149
3.80%, 10/01/60 (a)	32,000	31,088
Macquarie Group, Ltd. (1.34% fixed rate until 01/12/26; 1.07% + SOFR thereafter)
1.34%, 01/12/27 (a)(b)(f)	68,000	66,711
Marathon Oil Corp.
3.85%, 06/01/25 (a)	27,000	28,973
Masco Corp.
3.50%, 11/15/27 (a)	13,000	14,220
Mastercard Inc.
3.30%, 03/26/27 (a)	60,000	65,976
3.85%, 03/26/50 (a)	20,000	22,668
McCormick & Company Inc.
1.85%, 02/15/31 (a)	47,000	44,275
3.25%, 11/15/25 (a)	516,000	556,826
McDonald's Corp.
3.60%, 07/01/30 (a)	104,000	113,557
3.63%, 09/01/49 (a)	21,000	21,867
3.70%, 01/30/26 (a)	14,000	15,438
3.80%, 04/01/28 (a)	48,000	53,116
4.20%, 04/01/50 (a)	55,000	62,686
4.88%, 12/09/45 (a)	26,000	31,808
Medtronic Inc.
4.63%, 03/15/45 (a)	10,000	12,589
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	115,000	135,878
Merck & Company Inc.
2.45%, 06/24/50 (a)	89,000	78,794
2.75%, 02/10/25 (a)	48,000	51,102

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.00%, 03/07/49 (a)	$22,000	$25,364
MetLife Inc.
4.05%, 03/01/45 (a)	13,000	14,740
4.72%, 12/15/44 (a)	43,000	52,939
Microchip Technology Inc.
2.67%, 09/01/23 (a)(f)	456,000	475,444
Micron Technology Inc.
2.50%, 04/24/23 (a)	128,000	132,829
Microsoft Corp.
2.40%, 08/08/26 (a)	49,000	51,760
2.68%, 06/01/60 (a)	22,000	20,188
2.92%, 03/17/52	152,000	149,560
3.04%, 03/17/62	53,000	52,004
3.45%, 08/08/36 (a)	18,000	19,859
3.50%, 02/12/35 (a)	42,000	46,912
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	135,000	135,435
4.20%, 07/15/46 (a)	22,000	22,967
Morgan Stanley
3.70%, 10/23/24 (a)	26,000	28,480
3.95%, 04/23/27 (a)	95,000	104,846
4.35%, 09/08/26 (a)	140,000	158,060
4.38%, 01/22/47 (a)	41,000	48,914
5.00%, 11/24/25 (a)	413,000	474,640
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93%, 04/28/32 (a)(b)	107,000	100,910
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	92,000	84,215
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	43,000	48,039
Morgan Stanley 3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	89,000	96,496
MPLX LP
2.65%, 08/15/30 (a)	82,000	80,413
3.38%, 03/15/23 (a)	30,000	31,493
5.20%, 12/01/47 (a)	22,000	24,864
MPLX LP 1.33% fixed rate until 03/29/21; 1.10% + 3 month USD LIBOR
1.29%, 09/09/22 (a)(b)	172,000	172,077
Mylan Inc.
5.20%, 04/15/48 (a)	31,000	36,254
National Retail Properties Inc.
4.00%, 11/15/25 (a)	61,000	67,023
NewMarket Corp.
2.70%, 03/18/31	233,000	227,291
Newmont Corp.
4.88%, 03/15/42 (a)	45,000	54,931
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	117,000	126,248
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	63,000	71,991
NIKE Inc.
3.38%, 03/27/50 (a)	31,000	32,603
	Principal Amount	Fair Value
NiSource Inc.
3.60%, 05/01/30 (a)	$72,000	$78,054
3.95%, 03/30/48 (a)	18,000	19,037
Nomura Holdings Inc.
2.65%, 01/16/25 (a)	230,000	237,572
3.10%, 01/16/30 (a)	208,000	210,735
Nordstrom Inc.
4.25%, 08/01/31 (c)(f)	45,000	44,990
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	44,000	48,769
Northrop Grumman Corp.
3.85%, 04/15/45 (a)	11,000	11,842
4.03%, 10/15/47 (a)	10,000	11,090
NOV Inc.
3.60%, 12/01/29 (a)	104,000	104,636
Novartis Capital Corp.
2.20%, 08/14/30 (a)	104,000	104,641
3.00%, 11/20/25 (a)	8,000	8,634
NTT Finance Corp.
1.59%, 04/03/28 (a)(f)	465,000	453,877
Nucor Corp.
3.95%, 05/01/28 (a)	52,000	58,095
Nutrien Ltd.
4.00%, 12/15/26 (a)	22,000	24,647
4.90%, 06/01/43 (a)	43,000	51,007
NVIDIA Corp.
2.85%, 04/01/30 (a)	32,000	33,607
3.50%, 04/01/50 (a)	49,000	51,768
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (a)(f)	90,000	94,416
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	57,000	56,294
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	60,000	64,064
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	16,000	17,320
ONEOK Inc.
4.35%, 03/15/29 (a)	64,000	69,777
Oracle Corp.
1.65%, 03/25/26	130,000	130,936
2.30%, 03/25/28	100,000	101,201
2.40%, 09/15/23 (a)	30,000	31,195
2.65%, 07/15/26 (a)	67,000	70,298
2.88%, 03/25/31	70,000	71,261
2.95%, 04/01/30 (a)	104,000	107,201
3.60%, 04/01/50 (a)	69,000	66,963
3.65%, 03/25/41	75,000	75,923
3.80%, 11/15/37 (a)	15,000	15,590
3.95%, 03/25/51	75,000	77,434
4.00%, 07/15/46 - 11/15/47 (a)	91,000	93,962
4.10%, 03/25/61	90,000	93,096
4.13%, 05/15/45 (a)	20,000	20,976
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	110,000	113,424
2.57%, 02/15/30 (a)	43,000	43,292
3.36%, 02/15/50 (a)	39,000	38,411
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	439,000	482,246
Owens Corning
4.40%, 01/30/48 (a)	25,000	27,499
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	60,000	58,735
2.50%, 02/01/31 (a)	104,000	98,084

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50%, 08/01/50 (a)	$43,000	$37,422
4.30%, 03/15/45 (a)	67,000	64,918
Pacific Gas and Electric Co.
3.30%, 08/01/40 (a)	104,000	93,772
PacifiCorp
2.70%, 09/15/30 (a)	64,000	65,495
6.25%, 10/15/37 (a)	2,000	2,729
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	61,000	65,180
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	141,000	144,306
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	92,000	97,370
3.25%, 06/01/50 (a)	50,000	49,966
PepsiCo Inc.
1.63%, 05/01/30 (a)	66,000	63,147
2.63%, 07/29/29 (a)	90,000	93,982
3.45%, 10/06/46 (a)	22,000	23,223
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	200,000	216,970
Pfizer Inc.
2.70%, 05/28/50 (a)	126,000	116,995
3.45%, 03/15/29 (a)	27,000	29,633
3.60%, 09/15/28 (a)	68,000	75,309
3.90%, 03/15/39 (a)	37,000	42,106
4.13%, 12/15/46 (a)	30,000	35,143
4.40%, 05/15/44 (a)	13,000	15,638
Philip Morris International Inc.
1.50%, 05/01/25 (a)	69,000	69,967
2.10%, 05/01/30 (a)	34,000	32,933
3.38%, 08/15/29 (a)	48,000	51,749
4.13%, 03/04/43 (a)	26,000	28,375
Phillips 66
2.15%, 12/15/30 (a)	355,000	336,426
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	188,000	191,217
3.75%, 03/01/28 (a)	18,000	19,288
4.68%, 02/15/45 (a)	35,000	37,044
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	206,000	202,539
2.15%, 01/15/31 (a)	60,000	56,636
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	83,000	82,991
3.65%, 06/01/22 (a)	125,000	127,991
PPG Industries Inc.
1.20%, 03/15/26 (a)	222,000	218,162
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	75,000	80,109
Precision Castparts Corp.
4.38%, 06/15/45 (a)	43,000	48,712
Prologis LP
4.38%, 02/01/29 (a)	57,000	65,572
Prudential Financial Inc.
3.94%, 12/07/49 (a)	70,000	76,671
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	64,000	73,215
	Principal Amount	Fair Value
Public Service Company of Colorado
3.70%, 06/15/28 (a)	$63,000	$69,691
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	128,000	132,767
PVH Corp.
4.63%, 07/10/25 (a)	177,000	195,022
QUALCOMM Inc.
1.30%, 05/20/28 (a)	21,000	20,088
3.25%, 05/20/27 (a)	2,000	2,182
4.30%, 05/20/47 (a)	13,000	15,320
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	26,000	26,892
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	31,000	31,474
Raymond James Financial Inc.
3.75%, 04/01/51 (c)	101,000	104,611
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	105,000	112,849
3.50%, 03/15/27 (a)	36,000	39,412
3.65%, 08/16/23 (a)	3,000	3,208
3.95%, 08/16/25 (a)	30,000	33,341
4.13%, 11/16/28 (a)	8,000	9,006
4.15%, 05/15/45 (a)	40,000	44,604
4.45%, 11/16/38 (a)	32,000	37,213
Realty Income Corp.
3.00%, 01/15/27 (a)	19,000	20,157
3.25%, 01/15/31 (a)	66,000	69,766
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	123,000	113,813
2.80%, 09/15/50 (a)	55,000	47,486
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	63,000	60,539
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,440
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	26,000	29,886
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	48,000	56,978
Rogers Communications Inc.
5.00%, 03/15/44 (a)	18,000	21,385
Roper Technologies Inc.
2.95%, 09/15/29 (a)	71,000	74,017
Ross Stores Inc.
4.70%, 04/15/27 (a)	24,000	27,381
Royalty Pharma PLC
0.75%, 09/02/23 (a)(f)	71,000	70,909
1.20%, 09/02/25 (a)(f)	95,000	93,270
1.75%, 09/02/27 (a)(f)	47,000	45,924
2.20%, 09/02/30 (a)(f)	19,000	18,151
3.30%, 09/02/40 (a)(f)	11,000	10,630
RPM International Inc.
3.75%, 03/15/27 (a)	28,000	30,823
Ryder System Inc.
2.90%, 12/01/26 (a)	183,000	194,425
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	31,000	34,070
4.50%, 05/15/30 (a)	39,000	43,768
5.00%, 03/15/27 (a)	13,000	14,820
5.88%, 06/30/26 (a)	134,000	157,163
Santander Holdings USA Inc.
4.40%, 07/13/27 (a)	28,000	30,952

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	$200,000	$221,696
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	254,000	270,810
4.38%, 04/16/49 (a)(f)	254,000	275,214
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	56,000	60,914
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	27,000	31,662
Sempra Energy
3.80%, 02/01/38 (a)	18,000	19,331
4.00%, 02/01/48 (a)	24,000	25,221
Shell International Finance BV
2.38%, 08/21/22 (a)	114,000	117,263
3.13%, 11/07/49 (a)	65,000	62,602
3.75%, 09/12/46 (a)	21,000	22,413
4.13%, 05/11/35 (a)	27,000	30,792
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	13,000	13,670
3.20%, 09/23/26 (a)	14,000	15,061
Siemens Financieringsmaatschappij N.V.
1.70%, 03/11/28 (a)(f)	459,000	451,578
2.15%, 03/11/31 (a)(f)	250,000	243,950
2.88%, 03/11/41 (a)(f)	250,000	241,665
Simon Property Group LP
3.38%, 06/15/27 (a)	39,000	42,018
Societe Generale SA (1.49% fixed rate until 12/14/25; 1.10% + 1 year CMT Rate thereafter)
1.49%, 12/14/26 (a)(b)(f)	233,000	228,564
South Jersey Industries Inc.
3.70%, 04/15/31	188,000	189,606
Southern California Edison Co.
2.40%, 02/01/22 (a)	99,000	100,311
4.00%, 04/01/47 (a)	124,000	128,511
4.20%, 03/01/29 (a)	91,000	101,395
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	67,000	70,242
4.40%, 05/30/47 (a)	11,000	12,272
Southern Copper Corp.
5.88%, 04/23/45 (a)	64,000	84,152
Southwest Airlines Co.
2.63%, 02/10/30 (a)	104,000	102,381
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	45,000	47,360
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	12,000	12,916
4.50%, 03/15/45 (a)	11,000	11,969
Spirit Realty LP
4.00%, 07/15/29 (a)	79,000	85,549
Starbucks Corp.
4.00%, 11/15/28 (a)	28,000	31,492
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	51,000	54,564
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (c)	200,000	198,368
Stryker Corp.
1.95%, 06/15/30 (a)	142,000	137,243
2.90%, 06/15/50 (a)	64,000	60,397
	Principal Amount	Fair Value
Suncor Energy Inc.
4.00%, 11/15/47 (a)	$12,000	$12,266
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	45,000	46,476
Suzano Austria GmbH
6.00%, 01/15/29 (a)	244,000	286,907
Sysco Corp.
3.25%, 07/15/27 (a)	33,000	35,522
5.95%, 04/01/30 (a)	20,000	25,010
6.60%, 04/01/50 (a)	18,000	26,065
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	192,424
3.03%, 07/09/40 (a)	200,000	193,514
3.18%, 07/09/50 (a)	200,000	189,428
3.38%, 07/09/60 (a)	200,000	191,548
Tampa Electric Co.
2.40%, 03/15/31	130,000	129,375
3.45%, 03/15/51	95,000	96,958
4.35%, 05/15/44 (a)	88,000	101,025
Tapestry Inc.
4.13%, 07/15/27 (a)	43,000	46,629
4.25%, 04/01/25 (a)	467,000	505,705
Target Corp.
2.50%, 04/15/26 (a)	38,000	40,358
Teck Resources Ltd.
3.90%, 07/15/30 (a)	71,000	74,156
5.40%, 02/01/43 (a)	37,000	41,683
Teledyne Technologies Inc.
2.25%, 04/01/28	280,000	278,692
2.75%, 04/01/31	90,000	89,947
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	300,000	335,421
Texas Instruments Inc.
3.88%, 03/15/39 (a)	52,000	59,888
The Allstate Corp.
4.20%, 12/15/46 (a)	25,000	28,956
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	121,000	129,024
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	68,000	71,771
The Bank of Nova Scotia (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
4.65%, 12/31/99 (a)(b)	96,000	95,953
The Boeing Co.
2.20%, 02/04/26 (a)	273,000	272,189
2.70%, 02/01/27 (a)	171,000	173,584
2.95%, 02/01/30 (a)	41,000	40,554
3.25%, 03/01/28 (a)	11,000	11,329
3.55%, 03/01/38 (a)	10,000	9,659
3.75%, 02/01/50 (a)	36,000	34,383
5.04%, 05/01/27 (a)	249,000	283,865
5.15%, 05/01/30 (a)	140,000	161,230
5.81%, 05/01/50 (a)	87,000	110,051
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	173,000	170,047

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	$169,000	$187,140
The Clorox Co.
1.80%, 05/15/30 (a)	96,000	91,915
The Coca-Cola Co.
2.60%, 06/01/50 (a)	71,000	64,338
2.75%, 06/01/60 (a)	55,000	49,692
The Dow Chemical Co.
2.10%, 11/15/30 (a)	53,000	51,098
3.60%, 11/15/50 (a)	53,000	53,588
4.25%, 10/01/34 (a)	48,000	53,754
5.55%, 11/30/48 (a)	35,000	46,141
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	51,000	51,774
3.13%, 12/01/49 (a)	39,000	39,523
The George Washington University
4.13%, 09/15/48	100,000	116,773
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	64,000	64,737
3.50%, 04/01/25 - 11/16/26 (a)	249,000	269,990
3.85%, 01/26/27 (a)	302,000	331,264
4.25%, 10/21/25 (a)	5,000	5,580
5.15%, 05/22/45 (a)	35,000	43,793
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	162,000	153,813
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(b)	118,000	119,536
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	35,000	38,349
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	40,000	44,405
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%, 06/05/23 (a)(b)	122,000	125,260
The Goldman Sachs Group Inc. 1.30% + 3 month USD LIBOR
4.22%, 05/01/29 (a)(b)	61,000	68,457
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	149,000	154,473
The Hartford Financial Services Group Inc. (2.32% fixed rate until 03/29/21; 2.13% + 3 month USD LIBOR)
2.32%, 02/12/67 (a)(b)(f)	89,000	85,463
The Home Depot Inc.
2.70%, 04/15/30 (a)	39,000	40,671
3.35%, 04/15/50 (a)	69,000	71,539
3.50%, 09/15/56 (a)	43,000	45,309
	Principal Amount	Fair Value
3.90%, 12/06/28 - 06/15/47 (a)	$64,000	$72,655
4.50%, 12/06/48 (a)	27,000	33,188
The Kroger Co.
2.20%, 05/01/30 (a)	61,000	59,893
2.95%, 11/01/21 (a)	142,000	143,845
4.65%, 01/15/48 (a)	22,000	25,576
The Mosaic Co.
5.63%, 11/15/43 (a)	11,000	13,769
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (f)	95,000	94,941
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	2,000	2,048
3.45%, 06/01/27 (a)	2,000	2,180
4.50%, 06/01/47 (a)	9,000	10,566
The Southern Co.
3.25%, 07/01/26 (a)	18,000	19,273
4.40%, 07/01/46 (a)	12,000	13,386
The Toronto-Dominion Bank 2.21% + USD 5 year swap rate
3.63%, 09/15/31 (a)(b)	55,000	60,244
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	83,000	74,520
The Walt Disney Co.
2.65%, 01/13/31 (a)	104,000	106,225
3.38%, 11/15/26 (a)	13,000	14,225
3.60%, 01/13/51 (a)	66,000	70,201
4.75%, 11/15/46 (a)	11,000	13,619
6.65%, 11/15/37 (a)	69,000	100,948
The Williams Companies Inc.
3.75%, 06/15/27 (a)	13,000	14,194
4.85%, 03/01/48 (a)	33,000	36,760
4.90%, 01/15/45 (a)	80,000	88,690
5.40%, 03/04/44 (a)	11,000	12,802
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	3,000	3,332
4.50%, 03/25/30 (a)	22,000	25,675
Time Warner Cable LLC
4.50%, 09/15/42 (a)	10,000	10,687
6.55%, 05/01/37 (a)	30,000	39,477
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(f)	112,000	120,808
3.75%, 04/15/27 (a)(f)	158,000	172,593
3.88%, 04/15/30 (a)(f)	41,000	44,489
4.50%, 04/15/50 (a)(f)	20,000	22,349
Total Capital International S.A.
3.46%, 02/19/29 (a)	73,000	79,601
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	59,000	63,796
3.80%, 03/21/29 (a)	18,000	19,787
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	92,000	103,591
4.88%, 01/15/26 (a)	19,000	21,786
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	176,000	187,160
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	39,000	43,370
Truist Bank 0.59% - 3 month USD LIBOR
3.50%, 08/02/22 (a)(b)	88,000	88,890

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	$242,000	$253,592
TSMC Global Ltd.
0.75%, 09/28/25 (a)(f)	462,000	451,037
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	13,000	14,829
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	38,000	40,798
Tyson Foods Inc.
4.00%, 03/01/26 (a)	168,000	186,317
4.55%, 06/02/47 (a)	13,000	15,253
U.S. Bancorp 3.49% - 3 month USD LIBOR
3.73%, 12/29/49 (a)(b)	159,000	158,803
UBS Group AG 0.95% - 3 month USD LIBOR
2.86%, 08/15/23 (a)(b)(f)	284,000	292,693
UBS Group AG 1.47% + 3 month USD LIBOR
3.13%, 08/13/30 (a)(b)(f)	259,000	270,580
UDR Inc.
2.10%, 08/01/32 (a)	89,000	82,888
3.00%, 08/15/31 (a)	55,000	56,070
UniCredit S.p.A. 2.30% - 1 year CMT
2.57%, 09/22/26 (a)(b)(f)	360,000	361,714
Union Pacific Corp.
3.50%, 06/08/23 (a)	82,000	87,114
3.60%, 09/15/37 (a)	13,000	13,868
4.10%, 09/15/67 (a)	27,000	29,153
4.30%, 03/01/49 (a)	39,000	44,712
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	112,000	110,170
4.45%, 12/15/48 (a)	67,000	82,033
4.75%, 07/15/45 (a)	19,000	23,827
Unum Group
4.50%, 03/15/25 (a)	41,000	45,802
Utah Acquisition Sub Inc.
3.15%, 06/15/21 (a)	57,000	57,168
3.95%, 06/15/26 (a)	12,000	13,230
Vale S.A.
5.63%, 09/11/42 (a)	29,000	34,940
Valero Energy Corp.
2.85%, 04/15/25 (a)	87,000	90,912
4.00%, 04/01/29 (a)	88,000	95,397
Ventas Realty LP
3.25%, 10/15/26 (a)	50,000	53,782
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	64,000	62,035
Verizon Communications Inc.
1.45%, 03/20/26	185,000	185,118
2.10%, 03/22/28	140,000	140,454
2.55%, 03/21/31	130,000	129,830
3.00%, 03/22/27 (a)	248,000	264,936
3.40%, 03/22/41	95,000	96,494
3.55%, 03/22/51	105,000	104,926
3.70%, 03/22/61	90,000	89,041
4.33%, 09/21/28 (a)	30,000	34,350
4.40%, 11/01/34 (a)	72,000	82,322
4.52%, 09/15/48 (a)	38,000	43,812
4.67%, 03/15/55 (a)	38,000	45,282
4.86%, 08/21/46 (a)	158,000	190,363
5.25%, 03/16/37 (a)	30,000	37,869
	Principal Amount	Fair Value
ViacomCBS Inc.
2.90%, 01/15/27 (a)	$30,000	$31,511
3.70%, 06/01/28 (a)	29,000	31,424
5.25%, 04/01/44 (a)	10,000	12,031
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	76,000	84,673
Visa Inc.
2.00%, 08/15/50 (a)	52,000	42,125
2.05%, 04/15/30 (a)	66,000	65,797
2.70%, 04/15/40 (a)	71,000	69,701
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	221,000	231,164
Vodafone Group PLC
4.38%, 05/30/28 (a)	38,000	43,643
5.25%, 05/30/48 (a)	27,000	33,748
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	232,000	225,708
Vontier Corp.
2.40%, 04/01/28 (a)(f)	182,000	178,791
2.95%, 04/01/31 (a)(f)	141,000	137,706
Vornado Realty LP
3.50%, 01/15/25 (a)	31,000	32,736
Vulcan Materials Co.
3.90%, 04/01/27 (a)	13,000	14,530
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	18,000	18,319
Walmart Inc.
3.63%, 12/15/47 (a)	31,000	34,284
3.70%, 06/26/28 (a)	60,000	67,417
3.95%, 06/28/38 (a)	23,000	26,601
4.05%, 06/29/48 (a)	40,000	47,016
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	46,000	49,871
Wells Fargo & Co.
4.15%, 01/24/29 (a)	119,000	134,056
4.75%, 12/07/46 (a)	120,000	141,781
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	119,000	121,633
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	112,000	114,765
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(b)	35,000	36,071
3.20%, 06/17/27 (a)(b)	326,000	349,400
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	145,000	142,223
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	83,000	91,379
Wells Fargo & Co. 2.00% + SOFRRATE
2.19%, 04/30/26 (a)(b)	143,000	147,520
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	179,000	184,386

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	$79,000	$84,415
Willis North America Inc.
3.60%, 05/15/24 (a)	58,000	62,554
3.88%, 09/15/49 (a)	71,000	75,756
WPP Finance 2010
3.75%, 09/19/24 (a)	38,000	41,449
WRKCo Inc.
3.00%, 09/15/24 (a)	44,000	46,932
Xcel Energy Inc.
3.40%, 06/01/30 (a)	86,000	92,389
Zoetis Inc.
3.00%, 09/12/27 (a)	13,000	13,893
3.90%, 08/20/28 (a)	39,000	43,372
		87,613,573
Non-Agency Collateralized Mortgage Obligations - 9.0%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36%, 09/15/48 (a)(b)	287,000	275,685
Banc of America Commercial Mortgage Trust 2016-UBS10
4.88%, 07/15/49 (a)(b)	290,000	310,804
BANK 2017-BNK7
3.18%, 09/15/60 (a)	2,398,000	2,560,922
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	1,001,000	1,148,869
BANK 2019-BNK17
4.52%, 04/15/52 (a)(b)	122,000	132,846
BX Commercial Mortgage Trust 2018-IND 0.75% - 1 month USD LIBOR
0.86%, 11/15/35 (a)(b)(f)	185,248	185,228
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	460,000	482,196
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	839,000	870,624
CFCRE Commercial Mortgage Trust 2016-C7
4.43%, 12/10/54 (a)(b)	286,000	275,859
Citigroup Commercial Mortgage Trust 2015-GC35
4.48%, 11/10/48 (a)(b)	482,000	452,737
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	1,403,000	1,537,459
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49 (a)	399,397	424,157
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	336,823	361,488
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(f)	191,000	189,688
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(f)	170,000	182,836
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	240,000	261,175
CSAIL 2015-C3 Commercial Mortgage Trust
4.13%, 08/15/48 (a)(b)	620,420	630,700
	Principal Amount	Fair Value
CSAIL 2016-C7 Commercial Mortgage Trust
4.34%, 11/15/49 (a)(b)	$477,000	$488,979
GS Mortgage Securities Trust 2012-GCJ9
1.93%, 11/10/45 (a)(b)(d)	670,305	14,836
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (a)(b)	285,000	298,559
GS Mortgage Securities Trust 2014-GC24
4.51%, 09/10/47 (a)(b)	382,000	384,342
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(b)	380,000	326,518
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	333,000	352,054
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	767,075	832,651
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	291,000	322,775
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	1,523,000	1,567,101
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	743,000	780,245
Impac CMB Trust Series 2004-5 0.72% - 1 month USD LIBOR
0.83%, 10/25/34 (a)(b)	30,498	30,112
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.49%, 12/15/47 (a)(b)(d)	564,718	11,048
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (a)(b)	125,000	132,084
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(b)	250,000	207,333
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,547	16
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12%, 02/15/46 (a)(b)	399,000	386,508
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%, 03/15/48 (a)(b)(d)	3,312,715	89,035
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(b)	407,000	385,311
UBS Commercial Mortgage Trust 2012-C1
5.57%, 05/10/45 (a)(b)(f)	260,000	259,533
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (a)(b)	213,000	234,650
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(f)	955,000	969,195
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	955,000	939,791

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%, 02/15/48 (a)(b)(d)	$2,588,069	$100,347
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	175,000	181,942
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	254,000	243,422
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	235,000	253,105
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/47 (a)	383,000	389,608
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	533,000	577,001
		21,041,374
Sovereign Bonds - 1.1%
Government of Chile
2.55%, 01/27/32 (a)	290,000	292,625
3.86%, 06/21/47 (a)	200,000	214,988
Government of Colombia
5.00%, 06/15/45 (a)	200,000	213,364
Government of Mexico
4.00%, 10/02/23 (a)	86,000	92,672
4.75%, 03/08/44 (a)	200,000	209,698
Government of Panama
3.16%, 01/23/30 (a)	200,000	208,188
3.87%, 07/23/60 (a)	200,000	198,234
Government of Peru
1.86%, 12/01/32 (a)	140,000	127,779
2.78%, 12/01/60 (a)	230,000	190,357
5.63%, 11/18/50 (a)	105,000	139,609
Government of Philippines
3.95%, 01/20/40 (a)	200,000	214,668
Government of Qatar
4.82%, 03/14/49 (a)(f)	258,000	316,344
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	131,090
		2,549,616
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	$135,000	$183,680
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	125,996
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	271,133
State of California
4.60%, 04/01/38	200,000	230,987
State of Illinois
5.10%, 06/01/33	95,000	106,957
		918,753
Total Bonds and Notes (Cost $224,389,379)		229,587,404

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $186,475) (b)	7,459	199,901
Total Investments in Securities (Cost $224,575,854)		229,787,305
Short-Term Investments - 9.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (h)(i) (Cost $22,700,141)	22,700,141	22,700,141
Total Investments (Cost $247,275,995)		252,487,446
Liabilities in Excess of Other Assets, net - (8.3)%		(19,244,283)
NET ASSETS - 100.0%		$233,243,163

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$5,541	5.00%/ Quarterly	06/20/25	$506,673	$(292,040)	$798,713

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2021	29	$5,455,187	$5,255,344	$(199,844)
2 Yr. U.S. Treasury Notes Futures	June 2021	148	32,691,874	32,667,531	(24,342)
U.S. Long Bond Futures	June 2021	20	3,159,597	3,091,875	(67,722)
					$(291,908)

See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2021	53	$(6,595,366)	$(6,540,118)	$55,248
10 Yr. U.S. Treasury Notes Futures	June 2021	81	(10,765,628)	(10,605,937)	159,691
10 Yr. U.S. Treasury Ultra Futures	June 2021	122	(18,038,064)	(17,529,875)	508,189
					$723,128
					$431,220
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $20,090,359 or 8.61% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Coupon amount represents effective yield.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
See accompanying notes to schedule of investments.

Elfun Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$54,932,541	$—	$54,932,541
	Agency Mortgage Backed	—	56,757,765	—	56,757,765
	Agency Collateralized Mortgage Obligations	—	1,728,900	—	1,728,900
	Asset Backed	—	4,044,882	—	4,044,882
	Corporate Notes	—	87,613,573	—	87,613,573
	Non-Agency Collateralized Mortgage Obligations	—	21,041,374	—	21,041,374
	Sovereign Bonds	—	2,549,616	—	2,549,616
	Municipal Bonds and Notes	—	918,753	—	918,753
	Preferred Stock	199,901	—	—	199,901
	Short-Term Investments	22,700,141	—	—	22,700,141
	Total Investments in Securities	$22,900,042	$229,587,404	$—	$252,487,446
	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$798,713	$—	$798,713
	Long Futures Contracts - Unrealized Depreciation	(291,908)	—	—	(291,908)
	Short Futures Contracts - Unrealized Appreciation	723,128	—	—	723,128
	Total Other Financial Instruments	$431,220	$798,713	$—	$1,229,933

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,523,302	$30,523,302	$35,751,981	$43,575,142	$—	$—	22,700,141	$22,700,141	$2,539
See accompanying notes to schedule of investments.

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows: Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended March 31, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.